Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2020	2019
Machinery & equipment	3,925	4,029
Office equipment and furniture	2,900	2,505
Computer equipment and licences	1,171	1,069
Total property, plant and equipment gross	7,996	7,603

Accumulated depreciation for:
Machinery & equipment	(3,290)	(2,508)
Office equipment and furniture	(2,573)	(2,270)
Computer equipment and licences	(1,133)	(1,024)
Total accumulated depreciation	(6,996)	(5,802)
Total property, plant and equipment from continuing operations, net	1,000	1,801
Depreciation charge from continuing operations for the year	988	821

The depreciation charge from continuing operations for the year 2018 was USD 855,163.

In 2020, WISeKey did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, WISeKey did not record any impairment charge on Property, plant and equipment in the year 2020.

The useful economic life of property plant and equipment is as follow:

·	Office equipment and furniture:	2 to 5 years

·	Production masks	5 years

·	Production tools	3 years

·	Licenses	3 years

·	Software	1 year